INCOME TAXES (Narrative) (Details) $ in Thousands	12 Months Ended
Feb. 28, 2017 USD ($)
Canadian Tax Authority
Income Tax Disclosure
Capital loss carryforward	$ 16,302
Net operating loss carry forward	155,054
Canadian Tax Authority | Investment Tax Credit Carryforward
Income Tax Disclosure
Tax credit carryforwards	14,720
Luxembourg
Income Tax Disclosure
Net operating loss carry forward	38,165
United States Tax Authority (IRS)
Income Tax Disclosure
Capital loss carryforward	45,543
Net operating loss carry forward	7,783
United States Tax Authority (IRS) | Axerra Networks [Member] | Maximum
Income Tax Disclosure
Section 382 loss limitation	521
Provincial Tax Authority | Research Tax Credit Carryforward
Income Tax Disclosure
Tax credit carryforwards	$ 2,361